Document and Entity Information	Feb. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000016918
Document Type	8-K
Document Period End Date	Feb. 10, 2026
Entity Registrant Name	CONSTELLATION BRANDS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-08495
Entity Tax Identification Number	16-0716709
Entity Address, Address Line One	50 East Broad Street
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14614
City Area Code	(585)
Local Phone Number	678-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	STZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false